Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of future minimum payment
Twelve months ending December 31,	Minimum lease payment
2020	$199,850
2021	23,937
2022	-
2023	-
2024	-
Thereafter	-
Total minimum lease payments	$223,787